SIGNIFICANT ACCOUNTING POLICIES (POLICIES)	6 Months Ended
Sep. 30, 2014
SIGNIFICANT ACCOUNTING POLICIES:
Basis of Presentation, Policy	Basis of Presentation These financial statements and related notes are presented in accordance with US GAAP, and are expressed in U.S. dollars. The Company's fiscal year end is December 31.
Use of Estimates, Policy

Use of Estimates

The preparation of these financial statements in conformity with US GAAP requires management to make judgments, estimates and assumptions which affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses for the periods reported. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Significant areas requiring the use of management estimates include the determination of impairment of mineral properties and financial instruments, decommissioning liabilities and deferred income tax assets and liabilities. Actual results could differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and further periods if the review affects both current and future periods.

Cash and Cash Equivalents, Policy

Cash and Cash Equivalents

Cash in the statement of financial position comprises cash at banks and on hand, and short term deposits with an original maturity of three months or less, which are readily convertible into a known amount of cash. The Company’s cash is invested with major financial institutions in business accounts and is held in trust by its legal counsel. The cash is available on demand by the Company for its programs, and is not invested in any asset backed deposits or investments.

Financing Costs , Policy

Financing Costs

Professional, consulting and regulatory fees, as well as other costs directly attributable to debt financing transactions, are reported as deferred financing costs and amortized over the life of the associated debt using the effective interest rate method. Share issue costs are charged to share capital when the related shares are issued. Costs relating to financing transactions that are not completed, or for which successful completion is considered unlikely, are charged to operations.

Net Loss per Share, Policy

Net Loss per Share

The Company presents basic and diluted loss per share data for its shares of common stock, calculated by dividing the loss attributable to common stockholders of the Company by the weighted average number of shares of common stock outstanding during the period. Diluted loss per share gives effect to all dilutive potential shares of common stock outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted loss per share, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted loss per share excludes all dilutive potential shares if their effect is anti-dilutive. During the period from inception on March 14, 2014 to September 30, 2014, the Company excluded 780,000 common stock warrants from the calculation of diluted loss per share as their effect would have been anti-dilutive.

Income Tax, Policy

Income taxes

Income tax expense comprises current and deferred income tax. Tax is recognized in the income statement except to the extent that it relates to items recognized directly into equity, in which case the related tax effect is recognized in equity.

Current tax expense is based on the results for the period as adjusted for items that are not taxable or not deductible. Current tax expense is calculated using tax rates, laws and government policies that were enacted or substantively enacted at the balance sheet date.

Deferred tax is accounted for using a temporary difference approach and is the tax expected to be payable or recoverable on temporary differences between the carrying amounts of assets and liabilities in the statement of financial position and the corresponding tax bases used in the computation of taxable income. Deferred tax is calculated based on the expected manner in which temporary differences related to the carrying amounts of assets and liabilities and are expected to reverse using tax rates and laws enacted or substantively enacted at the balance sheet date which are expected to apply in the period of reversal.

Deferred tax assets and liabilities are not recognized in respect of temporary differences that arise on initial recognition of assets and liabilities acquired other than in a business combination and which do not affect accounting or taxable profit or loss at the time of the transaction.

Fair Value of Financial Instruments, Policy

Fair Value of Financial Instruments

The Company's financial instruments, including cash and cash equivalents, loan receivable, accounts payable and accrued expenses, are carried at historical cost. At September 30, 2014, the carrying amounts of these instruments approximated their fair values because of the short-term nature of these instruments.

Stock-Based Compensation, Policy

Stock-Based Compensation

The Company accounts for stock-based compensation to employees in accordance with ASC 718 “Compensation – Stock Compensation.” Stock-based compensation to employees is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite employee service period. The Company accounts for stock-based compensation to other than employees in accordance with ASC 505-50 “Equity-Based Payments to Non-Employees.” Equity instruments issued to other than employees are valued at the earlier of a commitment date or upon completion of the services, based on the fair value of the equity instruments and is recognized as expense over the service period. The Company estimates the fair value of stock-based payments using the Black-Scholes option-pricing model for common stock options and warrants and the closing price of the Company’s common stock for common stock issuances.

New Accounting Pronouncements, Policy

New Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.